Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Schedule of Accrued Expenses

Accrued expenses are comprised of the following:

	June 30, 2019	December 31, 2018

Accrued compensation and payroll taxes	$112,207	$149,019
Accrued taxes payable - Argentina	296,316	292,535
Accrued interest	433,445	404,239
Other accrued expenses	345,146	339,574
Accrued expenses, current	1,187,114	1,185,367
Accrued payroll tax obligations, non-current	104,121	57,786
Total accrued expenses	$1,291,235	$1,243,153

Accrued expenses are comprised of the following:

	December 31,
	2018	2017
Accrued compensation and payroll taxes	$149,019	$463,604
Accrued taxes payable - Argentina	292,535	63,550
Accrued interest	404,239	255,481
Other accrued expenses	339,574	217,886
Accrued expenses, current	1,185,367	1,000,521
Accrued payroll tax obligations, non-current	57,786	247,515
Total accrued expenses	$1,243,153	$1,248,036